Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Provision for Income Tax

The consolidated provision for income taxes consists of the following:

	2013	2012	2011
Currently payable
Federal	$2,335,959	$1,917,068	$1,677,406
State	284,044	270,114	211,796

	2,620,003	2,187,182	1,889,202
Deferred tax benefit	(850,100)	(536,374)	(572,140)

Income tax expense	$1,769,903	$1,650,808	$1,317,062

Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2013	2012	2011
Federal taxes based on statutory rate	$3,032,719	$2,867,834	$2,901,869
State income taxes, net of federal benefit	187,469	178,275	139,785
Tax-exempt investment interest	(1,159,571)	(1,231,567)	(1,201,271)
Other, net	(290,714)	(163,734)	(523,321)

Income tax expense	$1,769,903	$1,650,808	$1,317,062

Net Deferred Tax Assets

At December 31, 2013 and 2012, net deferred tax assets consist of the following:

	2013	2012
Deferred tax assets
Allowance for loan losses	$3,012,907	$2,593,942
Deferred compensation liability	2,506,541	2,207,288
Intangible assets	154,037	215,797
Unrealized loss on available-for-sale securities	12,640,667	—
Other	689,235	678,366

Total	19,003,387	5,695,393
Deferred tax liabilities
Premises and equipment	1,056,263	1,197,848
Unrealized gain on available-for-sale securities	—	2,586,339
Other	152,844	194,033

Total	1,209,107	3,978,220

Net deferred tax asset	$17,794,280	$1,717,173